UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2010

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            August 31, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:           65
                                                  -----------------------

Form 13F Information Table Value Total:           140360  (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
DJ US CON NON-CYC SEC IX FD        ETF       464287812       1851    34643SH              SOLE                              34643
DJ US HTHCRE SEC IX FD             ETF       464287762       1916    32897SH              SOLE                              32897
DJ US INDUSTRIAL                   ETF       464287754         37      730SH              SOLE                                730
DJ US RE IX                        ETF       464287739       3571    75635SH              SOLE                              75635
DJ US TREAS INFLATE                ETF       464287176       2670    24972SH              SOLE                              24972
EMRG MKTS VIPRS                    ETF       922042858       8982   236439SH              SOLE                             236439
IPATH GS COMMOD IX                 ETF       06738C794       2030    73430SH              SOLE                              73430
ISHARE BARCLAYS 1-3YR BD FD        ETF       464288646        853     8213SH              SOLE                               8213
ISHARE INC MSCI BRAZIL             ETF       464286400       6068    98135SH              SOLE                              98135
ISHARE S&P GLBL INFRSTR            ETF       464288372      12626   431647SH              SOLE                             431647
ISHARE S&P ST NATL MUNI BD         ETF       464288158       1821    17248SH              SOLE                              17248
ISHARE TR RUSS 2K VAL IDX          ETF       464287630         57     1000SH              SOLE                               1000
ISHARES EMERG MKTS                 ETF       464287234        379    10165SH              SOLE                              10165
ISHARES FTSE CHINA IX              ETF       464287184          9      235SH              SOLE                                235
ISHARES GLBL CONS STAPLES          ETF       464288737         16      295SH              SOLE                                295
ISHARES S&P NATL MUN IX            ETF       464288414       3617    34767SH              SOLE                              34767
ISHARES TR DJ                      ETF       464288778         53     2415SH              SOLE                               2415
ISHARES TR LARGE GROWTH FD         ETF       464287119         90     1729SH              SOLE                               1729
ISHARES TR MID GROWTH FD           ETF       464288307         23      307SH              SOLE                                307
ISHARES TR MID VAL FD              ETF       464288406         23      358SH              SOLE                                358
ISHARES TR RUSSELL 1000 VAL FD     ETF       464287598         25      466SH              SOLE                                466
ISHARES TR RUSSELL 2000 GROWTH     ETF       464287648         27      405SH              SOLE                                405
ISHARES TR SMALL VAL FD            ETF       464288703         54      810SH              SOLE                                810
MARKET VCTRS AGRIBUSINESS          ETF       57060U605       7503   207081SH              SOLE                             207081
NASDAQ BIOTECH IX                  ETF       464287556      12644   163100SH              SOLE                             163100
PIMCO CORP OPP FD                  ETF       72201B101         69     4000SH              SOLE                               4000
PIMCO ETF TR 1-5 YR US TIPS        ETF       72201R205        408     7871SH              SOLE                               7871
PIMCO MUNI INC                     ETF       72200R107         28     2000SH              SOLE                               2000
PWRSHARES ETF TR DYNAMIC           ETF       73935X880         23     1669SH              SOLE                               1669
PWRSHARES ETF TR DYNAMIC LC        ETF       73935X708        159    10081SH              SOLE                              10081
PWRSHRS GLBL AGRICULTURE           ETF       73936Q702        331    15540SH              SOLE                              15540
RUSS 1000 GWTH                     ETF       464287614         91     1979SH              SOLE                               1979
RYDEX ETF TR S&P 500               ETF       78355W106        129     3425SH              SOLE                               3425
S&P 500 DEP REC                    ETF       78462F103        651     6310SH              SOLE                               6310
S&P 500 INDEX FUND ETF             ETF       464287200        857     8280SH              SOLE                               8280
S&P CTI ETN                        ETF       4042EP602       1160   144340SH              SOLE                             144340
S&P INTL SM CAP                    ETF       78463X871      13251   560775SH              SOLE                             560775
S&P MDCP 400 IDX                   ETF       464287507         45      630SH              SOLE                                630
S&P MID CAP 400                    ETF       78467Y107         73      565SH              SOLE                                565
S&P SMCAP 600 IDX                  ETF       464287804       6308   116510SH              SOLE                             116510
SEL SEC SPDR DISC                  ETF       81369Y407       5383   184805SH              SOLE                             184805
SEL SEC SPDR ENERGY                ETF       81369Y506         27      535SH              SOLE                                535
SEL SEC SPDR FIN                   ETF       81369Y605         27     1990SH              SOLE                               1990
SEL SEC SPDR HLTH                  ETF       81369Y209       7865   278913SH              SOLE                             278913
SEL SEC SPDR INDUS                 ETF       81369Y704      10580   385694SH              SOLE                             385694
SEL SEC SPDR STPLS                 ETF       81369Y308       8397   329306SH              SOLE                             329306
SPDR ETF BIOTECH                   ETF       78464A870       4779    92310SH              SOLE                              92310
STREETTRACK GOLD                   ETF       78463V107         61      500SH              SOLE                                500
STREETTRACKS WILSHIRE REIT         ETF       78464A607        113     2219SH              SOLE                               2219
UNITED STATES OIL FUND             ETF       91232N108         50     1480SH              SOLE                               1480
VANG BD IDX FD ST BD               ETF       921937827        134     1650SH              SOLE                               1650
VANG BD INDEX  TOTAL MRKT          ETF       921937835         29      355SH              SOLE                                355
VANG BD INDEX FD INT               ETF       921937819        110     1320SH              SOLE                               1320
VANG BD INDEX LT                   ETF       921937793         23      280SH              SOLE                                280
VANG ETF CON DISC                  ETF       92204A108         71     1520SH              SOLE                               1520
VANG ETF ENERGY                    ETF       92204A306         24      325SH              SOLE                                325
VANG ETF FIN                       ETF       92204A405         14      495SH              SOLE                                495
VANG ETF HEALTH                    ETF       92204A504       3477    69198SH              SOLE                              69198
VANG ETF IND                       ETF       92204A603         19      370SH              SOLE                                370
VANG ETF STAPLES                   ETF       92204A207       3547    55502SH              SOLE                              55502
VANG IDX FD MID CAP GROWTH         ETF       922908538         23      481SH              SOLE                                481
VANG IDX FD SM CAP                 ETF       922908751        464     8200SH              SOLE                               8200
VANG IDX FD SM CAP                 ETF       922908595         27      456SH              SOLE                                456
VANG NATURAL RESOURCES LLC         ETF       92205F106         34     1614SH              SOLE                               1614
VANG REIT IX                       ETF       922908553       4554    97962SH              SOLE                              97962

Total  $140306 (X1000)

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